Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - Forge Nano, Inc. $ in Thousands	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies
Number of restricted cash accounts | item	2
Cash and cash equivalents	$ 9,061	$ 3,850
Restricted cash	368	8,388
Total	$ 9,429	$ 12,238	$ 41,476